SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Payables and Accruals [Abstract]
Advance from customers		$ 199,491		$ 59,111		$ 9,493
Accrued payroll and employee benefits		86,686		99,342		105,801
Accrued interest expenses		153,275		20,795
Other tax payables (i)	[1]	253
Others (ii)		344,208	[2]	131,159	[2]	62,442	[3]
Accrued expenses and other current liabilities		$ 783,913		310,407		503,455
Other tax payables (i)	[4]					$ 325,719

[1]	Other tax payables are mainly value added tax payable.
[2]	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.
[3]	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.
[4]	Other tax payables are mainly value added tax payable.